Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	Altamira Therapeutics Ltd.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Central Index Key	0001601936
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Emerging Growth Company	false
Entity Address, Country	BM
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Incorporation, State or Country Code	D0
Business Contact
Document Information Line Items
Entity Address, Country	DE
Entity Address, Address Line One	8 The Green
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dover
Entity Address, Postal Zip Code	19901
Contact Personnel Name	Thomas Meyer